Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Cash Flows
Working capital deficit		$ 102
Property and equipment		1,317
Accrued severance pay		(203)
Other intangible assets		22,009
Goodwill		13,087
Less - accrued OCS commitment		(5,992)
Long-term loan		(2,984)
Total payments for acquisition of subsidiary		27,336
Less - accrued earn out payment		(2,718)
Payments for acquisition of subsidiary, net		$ 24,618	[1]

[1]	Year ended December 31, 2010 2011 2012 Net cash used in discontinued investing activities $ (9,544) $ (1,693) $ (1,309) Net cash provided by (used in) investing activities 14,542 (12,494) (2,809) Cash flows from financing activities: Proceeds from exercise of employee stock options 60 5 1 Receipt of long term loan - 30,000 - Repayment of loan - (2,984) (19,001) Net cash provided by (used in) continuing financing activities 60 27,021 (19,000) Net cash provided by discontinued financing activities 54 4 1 Net cash provided by (used in) financing activities 114 27,025 (18,999) Decrease in cash and cash equivalents (7,783) (3,510) (48,018) Cash and cash equivalents at the beginning of the year 69,080 61,297 57,787 Cash and cash equivalents at the end of the year $ 61,297 $ 57,787 $ 9,769 Supplemental disclosure of cash flows activities: Cash paid during the year for taxes $ 572 $ 500 $ 207 Cash paid for interest $ - $ 56 $ 1,437 (a) Payment for the acquisition of Wavion: Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital deficit (excluding cash and cash equivalents) $ - $ 102 $ - Property and equipment - 1,317 - Accrued severance pay - (203) - Other intangible assets - 22,009 - Goodwill - 13,087 - Less - accrued OCS commitment - (5,992) - Long-term loan - (2,984) - 27,336 - Less - accrued earn out payment - (2,718) - $ - $ 24,618 $ -